Income Taxes (Tables)	12 Months Ended
Sep. 28, 2024
Income Taxes [Abstract]
Components of Income Tax Expense

The Company is being taxed at the U.S. corporate level as a C-Corporation and has provided U.S. Federal, State and foreign income taxes. Significant components of income tax expense for the fiscal years ended are as follows:

	2024	2023
Current
U.S.
Federal	$78	$112
State	11	20
Non-U.S.	93	76
Total current	182	208

Deferred:
U.S.
Federal	(11)	(31)
State	(9)	(26)
Non-U.S.	(78)	(49)
Total deferred	(98)	(106)
Expense for income taxes	$84	$102

Effective Income Tax Rate Reconciliation

The reconciliation between U.S. Federal income taxes at the statutory rate and the Company’s benefit for income taxes on continuing operations for fiscal years ended are as follows:

	2024	2023
U.S. Federal income tax expense at the statutory rate	$116	$137
Adjustments to reconcile to the income tax provision:
U.S. state income tax expense	8	—
Federal and state credits	(14)	(17)
Share-based compensation	(3)	—
Tax law changes	—	—
Withholding taxes	5	8
Changes in foreign valuation allowance	14	8
Foreign income taxed in the U.S.	5	16
Rate differences between U.S. and foreign	(25)	(24)
Uncertain tax positions, net	(8)	(20)
Other	(14)	(6)
Expense for income taxes	$84	$102

Net Deferred Income Tax Liability

Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of the net deferred income tax liability as of fiscal years ended are as follows:

	2024	2023
Deferred tax assets:
Accrued liabilities and reserves	$91	$72
Inventories	9	9
Net operating loss carryforward	200	167
Interest expense carryforward	168	129
Derivatives	30	—
Lease liability	155	152
Research and development credit carryforward	13	13
Federal and state tax credits	16	11
Capitalization research and development expenditures	67	40
Other	14	10
Total deferred tax assets	763	603
Valuation allowance	(106)	(94)
Total deferred tax assets, net of valuation allowance	657	509
Deferred tax liabilities:
Property, plant and equipment	407	400
Intangible assets	353	377
Derivatives	—	22
Leased asset	152	148
Other	19	21
Total deferred tax liabilities	931	968
Net deferred tax liability	$(274)	$(459)

Gross Unrecognized Tax Benefits

The following table summarizes the activity related to our gross unrecognized tax benefits for fiscal years ended:

	2024	2023
Beginning unrecognized tax benefits	$89	$102
Gross increases – tax positions in prior periods	9	17
Gross decreases – tax positions in prior periods	(2)	(11)
Gross increases – current period tax positions	7	11
Gross increases – from acquisition	3	—
Settlements	(3)	—
Lapse of statute of limitations	(16)	(30)
Ending unrecognized tax benefits	$87	$89